Financial liabilities at fair value through profit or loss - Summary of designated as at fair value through profit or loss by type (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	€ 49,543	€ 55,400
Funds entrusted
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	39,577	46,633
Subordinated liabilities
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	122	95
- Debt securities
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	€ 9,844	€ 8,672